Accounting Policies Applied - Impairment loss - (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Abstract]
Impairment Loss	$ 76,658
Reversal of impairment loss		$ 70,513
Hedging instrument term		10 years